UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23318

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

P. Bradley Adams
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Reports to Stockholders.

Tortoise Tax-Advantaged Social Infrastructure Fund

TABLE OF CONTENTS

Fund Overview	1

Financial Statements	2

Notes to Financial Statements	6

Additional Information	10

Tortoise Tax-Advantaged Social Infrastructure Fund 2018 SEMI-ANNUAL REPORT

The Tortoise direct lending platform provides capital for social infrastructure projects related to 501(c)(3) organizations, nonprofits and other entities authorized to issue private activity and tax exempt bonds focused on education, healthcare, housing, industrial infrastructure, human service providers and social services by investing in directly originated securities. Tortoise Tax-Advantaged Social Infrastructure Fund’s objective is to seek to generate attractive total return with an emphasis on tax-advantaged income.

Social infrastructure

Social infrastructure projects include educational projects from Pre-Kindergarten through high school graduation, post-secondary and job training, which could be private, parochial, charter, vocational and technical schools, community/junior colleges and small private colleges and universities. Healthcare products can span from hospitals, medical care, including rehab, psychiatric, substance-abuse and long-term care facilities along the entire continuum from independent living to assisted living to skilled nursing, palliative care and hospice. Housing initiatives cater to seniors, students and affordable housing including apartments, multi-family and single family as well as military housing and mobile-home parks. The fund also seeks to invest in industrial Infrastructure such as solid waste disposal, recycling and waste-to-energy projects.

Private activity bonds

Private activity bonds are issued to finance a facility owned and utilized by a 501(c)(3) organization. Generally, a private activity bond is issued by or on behalf of education, healthcare, infrastructure/project finance, nonprofit, and housing obligors. In order for a municipal security to be considered a private activity bond it must meet certain criteria of the Internal Revenue Code. Importantly, the approved tax reform legislation preserved the tax exemption for private activity bonds, which was well-received by the market. The tax reform debate in Washington, DC led to December 2017 being a historic month for private activity bond underwritings with the highest monthly issuance since 1985.

Why an interval fund structure

Tortoise has a history of thoughtful product structuring to fill market voids that we believe satisfy investor needs. This passion is driven by the desire to provide all investors access to investment strategies that could benefit their portfolios. Tortoise’s direct lending strategy, which historically has been structured within a private offering, is now available in a registered fund. By utilizing a closed-end interval fund structure, Tortoise strives to capture the illiquidity premium of investing in private securities that typically only qualified purchasers can access while offering quarterly liquidity. We anticipate that 65%-85% of the fund will be invested in directly originated securities with the remainder invested in public municipal securities that provide liquidity for quarterly redemptions.

Outlook

We think there are several potential tailwinds for social infrastructure in 2018 and beyond. The current presidential administration’s focus on infrastructure as a tenet of economic prosperity should benefit the space broadly. In the area of education, we believe the underfunded education system is creating the need for charter schools in underserved neighborhoods, community and junior colleges for more affordable college education and vocational and technical schools for individuals wanting to learn a trade or a skill. Also, The Department of Education has demonstrated strong support for a nationwide initiative to provide students with multiple options for access to high quality education often in the form of charter schools, a stance we believe should support that sector. Lastly, the aging demographics are driving the increasing need for senior living facilities for individuals looking for an inclusive, maintenance-free lifestyle, rural hospitals to assist the elderly choosing to remain in their homes and long-term care facilities for residents in need of critical care.

Investing involves risks. Principal loss is possible. The fund is suitable only for investors who can bear the risks associated with the limited liquidity of the fund and should be viewed as a long-term investment. The fund will ordinarily accrue and pay distributions from its net investment income, if any, once a quarter; however, the amount of distributions that the fund may pay, if any, is uncertain. There currently is no secondary market for the fund’s shares and the adviser does not expect that a secondary market will develop. Limited liquidity is provided to shareholders only through the fund’s quarterly Repurchase Offers for no less than 5% of the fund’s shares outstanding at net asset value. There is no guarantee that shareholders will be able to sell all of the shares they desire in a quarterly Repurchase Offer. The fund invests in Municipal-Related Securities. Litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on the ability of an issuer of municipal bonds to make payments of principal and/or interest. Changes related to taxation, legislation or the rights of municipal security holders can significantly affect municipal bonds. Because the fund concentrates its investments in Municipal-Related Securities the fund may be subject to increased volatility. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid. The fund may utilize leverage, which is a speculative technique that may adversely affect common shareholders if the return on investments acquired with borrowed fund or other leverage proceeds do not exceed the cost of the leverage, causing the fund to lose money.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Quasar Distributors, LLC, distributor Must be preceded or accompanied by a prospectus.

1

Tortoise Tax-Advantaged Social Infrastructure Fund

Statement of Assets & Liabilities (unaudited)
March 31, 2018

Assets:
Cash	$100,000
Receivable for Adviser expense reimbursement	197,741
Deferred offering costs	493,151
Total assets	790,892

Liabilities:
Payable to Adviser	17
Payable to directors	822
Accrued expenses	4,074
Payable for offering costs	500,000
Payable for organizational costs	186,000
Total liabilities	690,913

Net Assets	$99,979

Net Assets Applicable to Common Stockholders Consist of:
Capital Stock, $0.001 par value; 10,000 shares issued and
outstanding (1,000,000,000 shares authorized)	$10
Additional paid-in capital	99,990
Accumulated net investment loss	(21)
Net Assets applicable to common stockholders	$99,979

See accompanying Notes to Financial Statements	2

Tortoise Tax-Advantaged Social Infrastructure Fund

Statement of Operations (unaudited)
Period from March 26, 2018(1) to March 31, 2018

Investment Income:	$—

Expenses:
Organizational costs	186,000
Offering costs	6,849
Audit & tax fees	964
Shareholder communication fees	904
Director fees	822
Transfer agent fees & expenses (See Note 4)	503
Registration fees	427
Legal fees	343
Fund administration & accounting fees (See Note 4)	288
Compliance fees (See Note 4)	166
Custody fees (See Note 4)	75
Advisory fees (See Note 4)	17
Other	404
Total expenses before reimbursement	197,762
Less: expense reimbursement by Adviser	(197,741)
Net expenses	21
Net Investment Loss	$(21)

Net Realized and Unrealized Gain on Investments	–

Net Decrease in Net Assets Resulting from Operations	$(21)

(1)	Commencement of Operations.

See accompanying Notes to Financial Statements.	3

Tortoise Tax-Advantaged Social Infrastructure Fund

Statement of Changes in Net Assets

Period from March
26, 2018(1) to March
31, 2018
(unaudited)
Operations
Net investment loss	$(21)
Net decrease in net assets resulting from operations	(21)

Capital Share Transactions
Proceeds from shares sold	100,000
Proceeds from reinvestment of distributions	–
Payments for shares redeemed	–

Increase in net assets resulting from capital share transactions	100,000

Distributions to Shareholders
From net investment income	–
Total distributions to shareholders	–

Total Decrease in Net Assets	99,979

Net Assets
Beginning of period	–

End of period (including accumulated net investment loss of $21)	$99,979

Transactions in Shares:
Shares sold	10,000
Shares issued to holders in reinvestment of dividends	–
Shares redeemed	–
Increase in Institutional Class shares outstanding	10,000

(1)	Commencement of Operations.

See accompanying Notes to Financial Statements.	4

Tortoise Tax-Advantaged Social Infrastructure Fund

Financial Highlights

Period from March
26, 2018(1) to March
31, 2018
(unaudited)
Per Common Share Data

Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss(2)	(0.00)
Net realized and unrealized gain on investments	–
Total from investment operations(2)	(0.00)

Less distributions from:
Net investment income	–
Net realized gains	–
Total distributions	–

Net asset value, end of period	$10.00

Total Return(3)	0%

Supplemental Data and Ratios
Net assets, end of period (in 000's)	$100

Ratio of expenses to average net assets:
Before expense waiver/reimbursement(4)	14438.08%
After expense waiver/reimbursement(4)	1.50%

Ratio of net investment loss to average net assets:
Before expense waiver/reimbursement(4)	(14438.08)%
After expense waiver/reimbursement(4)	(1.50)%

Portfolio turnover rate(4)	0%

(1)	Inception date of the Fund.
(2)	Less than $0.01.
(3)	Not annualized for periods less than one year.
(4)	Annualized for periods less than one year.

See accompanying Notes to Financial Statements.	5

Notes to Financial Statements (unaudited)
March 31, 2018

1. Organization

Tortoise Tax-Advantaged Social Infrastructure Fund, Inc. (the "Fund") was organized as a Maryland corporation on December 8, 2017, and is a newly organized, non-diversified, closed-end management investment Fund that continuously offers shares of Institutional Class I Common Stock (the “Common Shares” or “Class I Shares”) and is operated as an “interval fund”. The Fund commenced operations on March 26, 2018. The Fund seeks to generate attractive total return with an emphasis on tax-advantaged income. “Tax-Advantaged” income is income that by statute or structuring of a security is in part, or in whole, tax-reduced, tax-deferred or tax-free with respect to federal, state or municipal taxes.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A. Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investment Valuation – The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –	Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Municipal Bonds – Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities – U.S. government & agency securities are normally valued by an independent pricing service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Notes to Financial Statements (unaudited) (continued)

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. These fair value pricing procedures may be used when a security’s last sale price might not reflect its fair value due to corporate events, events in the securities market and/or world events. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2018 the Fund did not hold any securities to be valued within the fair value hierarchy.

C. Security Transactions and Investment Income – Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are reported on an identified cost basis. Interest income is recognized on the accrual basis, including amortization of premiums and accretion of discounts. Dividend and distribution income are recorded on the ex-dividend date.

D. Distributions to Stockholders – Distributions from the Fund’s net investment income are accrued daily and paid quarterly. Any net realized long term or short term capital gains on sales of the Fund’s securities are distributed to shareholders at least annually. For federal income tax purposes, the Fund is required to distribute substantially all of its net investment income and tax-exempt income (reduced by certain disallowed expenses) each year both to avoid federal income tax on its distributed taxable income and to avoid a potential excise tax. If the Fund’s ability to make distributions on its common stock is limited, such limitations could, under certain circumstances, impair its ability to maintain its qualification for taxation as a regulated investment Fund (“RIC”), which would have adverse consequences for its stockholders.

E. Federal Income Taxation – The Fund intends to be treated and to qualify each year as a RIC under the U.S. Internal Revenue Code of 1986, as amended (the “Code”). As a result, the Fund generally is not subject to U.S. federal income tax on income and gains that it distributes each taxable year to stockholders if it meets certain minimum distribution requirements. To qualify as a RIC, the Fund is required to distribute substantially all of its income, in addition to other asset diversification requirements. The Fund is subject to a 4 percent non-deductible U.S. federal excise tax on certain undistributed income unless the Fund makes sufficient distributions to satisfy the excise tax avoidance requirement.

F. Organization Expenses and Offering Costs - The Fund is responsible for paying all organization and offering expenses. Offering costs paid by the Fund are capitalized and amortized on a straight line basis over a twelve month period. Organization costs are expensed as incurred, and are reported in the accompanying Statement of Operations.

Notes to Financial Statements (unaudited) (continued)

G. Indemnifications - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3. Concentration of Risk

The Fund seeks to achieve its investment objective by investing at least 80% of its total assets in Municipal-Related Securities. The Fund will consider a security or obligation to be a Municipal-Related Security if it is issued (i) for projects in the social infrastructure sector (defined below) or (ii) by or on behalf of governmental entities or other qualifying issuers of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. The “social infrastructure sector” includes assets and services that accommodate essential social services related to education, healthcare, housing, human service providers and social services. Such assets and services may include, but not be limited to, primary, secondary and post-secondary education facilities; hospitals and other healthcare facilities; seniors, student, affordable, military and other housing facilities; industrial/infrastructure and utility projects; and nonprofit and civic facilities. The Fund may also invest up to 20% of its total assets in each of the following: (i) securities guaranteed by the U.S. government, its agencies, instrumentalities or sponsored entities, (ii) equity investments in other companies, including exchange-traded funds and (iii) non-Municipal-Related Securities.

4. Agreements and Affiliations

The Fund has an agreement with the Adviser to provide for investment advisory services to the Fund. Under the Investment Advisory Agreement between the Fund and the Adviser, the Adviser to entitled to receive, on a quarterly basis, annual compensation in an amount equal to 1.25% of the daily “Managed Assets” of the Fund. “Managed Assets” means the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage and the aggregate liquidation preference of any outstanding preferred shares).

Pursuant to an Expense Limitation and Reimbursement Agreement, through February 28, 2020, the Adviser has agreed to waive its fees and/or reimburse expenses of the Fund so that certain of the Fund’s expenses (“Specified Expenses”) will not exceed 0.25% of Managed Assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Adviser, but only if and to the extent that Specified Expenses are less than 0.25% of Managed Assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within the three-year period after the Adviser bears the expense; provided, however, that the Adviser may recapture a Specified Expense in the same year it is incurred. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and certain offering costs, with the exception of (i) the management fee, (ii) any distribution fee, (iii) brokerage costs, (iv) distribution/interest payments (including any distribution payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Adviser). Reimbursed expenses subject to potential recovery by year of expiration are as follows:

Expiration	Amount
September 30, 2021	$197,741

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2018 are disclosed in the Statement of Operations.

Notes to Financial Statements (unaudited) (continued)

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

5. Capital Shares

The Fund continuously offers up to 1,000,000,000 shares of common stock through the Distributor. Shares are offered in a continuous offering at NAV per share.

The Fund is an “interval fund”, a type of fund which, in order to provide liquidity to shareholders, has adopted a fundamental investment policy to make quarterly offers to repurchase between 5% and 25% of its outstanding Common Shares at NAV, reduced by any applicable repurchase fee. Subject to applicable law and approval of the Board of Directors, for each quarterly repurchase offer, the Fund currently expects to offer to repurchase 5% of the Fund’s outstanding Common Shares at NAV, which is the minimum amount permitted. It is possible that a repurchase offer may be oversubscribed, with the result that shareholders may only be able to have a portion of their Shares repurchased.

Quarterly repurchase offers are scheduled to occur in August, November, February and May.

6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2018, Tortoise Credit Strategies, LLC, an affiliate of the Adviser, owned 100% of the outstanding shares of the Fund.

7. Subsequent Events

The Fund has performed an evaluation of subsequent events through the date the statement of assets and liabilities was issued and has determined that no items require recognition or disclosure.

Additional Information (unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT -
              Tortoise Credit Strategies, LLC

At an in-person meeting held on February 12, 2018, the directors who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Independent Directors”) of the Board of Directors of the Fund (the “Board”) received extensive data and information from the Adviser concerning the Fund and the services provided to it by the Adviser under the investment advisory agreement (the “Advisory Agreement”), including information regarding the fees payable by other funds for similar services. The Independent Directors also received and reviewed a memorandum from counsel to the Fund regarding the Independent Directors’ responsibilities in evaluating the Advisory Agreement for an initial two-year period, which they discussed with counsel.

In connection with their deliberations regarding the proposed approval of the Advisory Agreement for the Fund, the Board, including the Independent Directors, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The Board’s consideration of the Advisory Agreement included but was not limited to: (1) the nature, extent, and quality of the services provided by the Adviser; (2) the investment performance of the Fund and the Adviser; (3) the cost of the services provided and the profits and other benefits realized by the Adviser from its relationship with the Fund; and (4) the extent to which economies of scale may be realized as the Fund grows and whether fee levels reflect such economies of scale for the benefit of stockholders of the Fund. In determining whether to approve the continuation of the Advisory Agreement, the Board, including the Independent Directors, did not identify any single factor as determinative; individual directors may have evaluated the information presented differently from one another, giving different weights to various factors.

The Board considered information regarding the history, qualification and background of the Adviser and the individuals primarily responsible for the portfolio management of the Fund. In addition, the Board reviewed the quality of the Adviser’s services to be provided with respect to regulatory compliance and compliance with the investment policies of the Fund; the nature and quality of the supervisory and administrative services that the Adviser will be responsible for providing to or providing for the Fund; the unique and complex nature of the Fund’s investment program in the registered fund space; and conditions that might affect the Adviser’s ability to provide high-quality services to the Fund in the future under the Advisory Agreement, including the Adviser’s financial condition and operational stability. Additionally, the Board considered the operational support and oversight provided by the Adviser’s personnel in connection with the Fund’s repurchase offers. The Board discussed the relevant experience and qualifications of the personnel who would provide advisory services, including the background and experience of the members of the Fund’s portfolio management team. The Board, including the Independent Directors, concluded that the Adviser had the quality and depth of personnel and investment methods essential to performing its duties under the Advisory Agreement, and that the nature and the quality of such advisory services supported the approval of the Advisory Agreement.

Additional Information (unaudited) (continued)

In assessing the reasonableness of the Fund’s proposed fees under the Advisory Agreement, the Board considered, among other information, the Fund’s management fee as a percentage of total managed assets and its estimated total expense ratio (calculated as a percentage of net assets and excluding interest expense, and before the application of expense limitation) to those of comparable funds. The Board considered the Adviser’s explanation that there are very few, if any, funds that follow investment strategies similar to that of the Fund due to the unique nature of the Fund’s investment strategy among registered funds as well as its structure as an interval fund, thus making it difficult to identify appropriate peer groups for the Fund.. The Independent Directors also took note that the Fund, as a closed-end interval fund, differs from an exchange-traded closed-end fund, including with respect to the level of attention and resources required in day-to-day management and oversight, because, among other differences, an interval fund is continuously offered and conducts periodic repurchase offers, which requires management of asset inflows and outflows that generally do not apply to exchange-traded closed-end funds.

The Board also considered the management fee (based on total managed assets) charged by the Adviser to other Tortoise funds to the proposed management fee of the Fund. The Independent Directors noted that the proposed management fee paid by the Fund is higher than the management fees paid by the other Tortoise funds, but were advised by the Adviser that there are additional portfolio management challenges in managing a closed-end interval fund such as the Fund, such as those associated with being continuously offered, managing daily inflows of stockholder subscriptions, and the proposed quarterly repurchases of shares of common stock.

The Board also noted that the Adviser proposed to enter into an Expense Limitation Agreement with the Fund, pursuant to which the Adviser would agree to reimburse the Fund, to the extent that certain specified expenses exceed 0.25% of the Fund’s managed assets. It was noted that the Fund’s estimated total expense ratio calculated as a percentage of common share net assets (excluding interest expense) after giving effect to the Expense Limitation Agreement is lower than the total expense ratios for the competitor funds.

In addition to advisory services, the Independent Directors considered the quality of the administrative and other non-investment advisory services provided to the Fund. The Adviser provides the Fund with certain services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. The Independent Directors also reviewed information received from the Adviser and the Fund’s Chief Compliance Officer (the “CCO”) regarding the compliance policies and procedures established pursuant to the 1940 Act and their applicability to the Fund, including the Fund’s Code of Ethics.

The Independent Directors also considered estimated profitability analyses provided by the Adviser for the Fund’s first year of operation, which included, among other information, the Adviser’s estimated pre-distribution advisory profit margin for the Fund based on different asset level assumptions. The Independent Directors reviewed the methodology used to prepare this financial information. Based on the profitability analyses provided by the Adviser, the Independent Directors determined, taking into account the various assumptions made, that such profitability did not appear to be excessive.

The Independent Directors considered information from the Adviser concerning whether economies of scale would be realized as the Fund grows, such as through breakpoints in the management fee, and whether fee levels reflect any economies of scale for the benefit of the Fund’s stockholders. The Independent Directors concluded that economies of scale are difficult to measure and predict overall, and the Board and the Adviser determined to continue to review ways, and the extent to which, economies of scale might be shared between the Adviser on the one hand and stockholders of the Fund on the other.

Additional Information (unaudited) (continued)

Additionally, the Board considered so-called “fall-out benefits” to the Adviser, such as reputational value derived from serving as investment manager to the Fund and research, statistical and quotation services, if any, the Adviser may receive from broker-dealers executing the Fund’s portfolio transactions on an agency basis.

The Board also took into account the entrepreneurial and business risk the Adviser has undertaken as investment adviser of the Fund.

After reviewing and considering these and other factors described herein, the Board, including the Independent Directors, concluded within the context of their overall conclusions regarding the Advisory Agreement and based on information provided and related representations made by the Adviser, that they were satisfied that fees payable under the Advisory Agreement represent reasonable compensation in light of the nature, extent and quality of services provided by the Adviser, as the case may be, and that, based on the information provided by the Adviser and taking into account the various assumptions made, the profitability of the Adviser did not appear to be excessive under the Advisory Agreement. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board, including the Independent Directors, unanimously concluded that the approval of the Advisory Agreement was in the interest of the Fund and its prospective stockholders and should be approved for an initial two-year period commencing upon execution.

Additional Information (unaudited) (continued)

Availability of Fund Portfolio Information

The fund will file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which will be available on the SEC’s website at www.sec.gov. In addition, the Fund’s Form N-Q will be available without charge upon request by calling the Adviser at (866) 362-9331. The Fund’s Form N-Q will also be available through the Adviser’s Web site at www.tortoiseadvisors.com.

Availability of Proxy Voting Information

A description of the Fund’s Proxy Voting Policies and Procedures will be available upon request by calling the Adviser at (913) 981-1020 or toll-free at (866) 362-9331 and on or through the Adviser’s Web site at www.tortoiseadvisors.com; and on the SEC’s Web site at www.sec.gov.

Statement of Additional Information

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s directors and is available upon request without charge by calling the Adviser at (866) 362-9331 or by visiting the SEC’s Web site at www.sec.gov.

Privacy Notice

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a brokerdealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1	0	0	0	0
10/1/17-10/31/17
Month #2	0	0	0	0
11/1/17-11/30/17
Month #3	0	0	0	0
12/1/17-12/31/17
Month #4	0	0	0	0
1/1/18-1/31/18
Month #5	0	0	0	0
2/1/18-2/28/18
Month #6	0	0	0	0
3/1/18-3/31/18
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The Registrant’s Chief Executive Officer, Principal Financial Officer and Treasurer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities For Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. None.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tortoise Tax-Advantaged Social Infrastructure Fund, Inc.

By (Signature and Title)	/s/ P. Bradley Adams
P. Bradley Adams, Chief Executive Officer, Principal Financial Officer
and Treasurer

Date:     June 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ P. Bradley Adams
P. Bradley Adams, Chief Executive Officer, Principal Financial Officer
and Treasurer

Date:     June 8, 2018